Leases (Details) - Schedule of Maturities of Operating Lease Liabilities $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2024	$ 5,209
2025	4,660
2026	3,080
2027	2,844
2028	2,646
Thereafter	8,964
Total operating lease payments	27,403
Less - imputed interest	(3,797)
Present value of future lease payments	$ 23,606